Investment in Life Insurance Contract, Net	6 Months Ended
Jun. 30, 2025
Investment in Life Insurance Contract, Net [Abstract]
INVESTMENT IN LIFE INSURANCE CONTRACT, NET

7. INVESTMENT IN LIFE INSURANCE CONTRACT, NET

Investment in life insurance contract, net consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Investment in life insurance contract	1,555,526	1,569,057	199,882
Allowance for expected credit losses	—	—	—
Investment in life insurance contract, net	1,555,526	1,569,057	199,882

The Company entered into a life insurance contract with an insurance company to insure Mr. Wing Wah Cheng, Wayne (“Mr. Cheng”), the Chief Executive Director of the Company. The Company is the owner and beneficiary of the life insurance contract. The Company could terminate the policy at any time and receive cash back on the cash value of the policy at the date of withdrawal, which was determined by the premium payment plus accumulated interest earned and minus the accumulated insurance policy charges and surrender charges. As of June 30, 2025, the directors of the Company considered the Group will not terminate the life insurance contract within twelve months from the end of the reporting period and the balance is therefore classified as non-current assets.